Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Federal income tax statutory rate				35.00%	35.00%	35.00%
Tax Cuts and Jobs Act of 2017, provisional discrete non-cash net tax benefit				$ 1,400,000
Tax Cuts and Jobs Act of 2017, Tax benefit due to change in corporate tax rate				988,000
Tax cuts and jobs Act of 2017, Tax benefit on re-assessment of foreign tax credit valuation allowance				438,000
Foreign unrepatriated earnings				669,000
Foreign earnings distributions during the period				62,000
Deferred Taxes for annual fee				41,000
MGM Grand Paradise SA [Member]
Income Tax Disclosure [Line Items]
Complementary tax				$ 625,000
Macau [Member] | MGM Grand Paradise SA [Member]
Income Tax Disclosure [Line Items]
Macau's complementary tax rate on distributions of gaming profits (as a percent)				12.00%
Decrease in net income attributable to MGM Resorts International				$ (23,000)	$ (25,000)
Per share decrease in net income attributable to MGM Resorts International				$ (0.04)	$ (0.04)
Annual payments required under the extended annual fee arrangement				$ 1,000	$ 2,000
Forecast [Member]
Income Tax Disclosure [Line Items]
Federal income tax statutory rate			21.00%
Forecast [Member] | Macau [Member] | MGM Grand Paradise SA [Member]
Income Tax Disclosure [Line Items]
Annual payments required under the extended annual fee arrangement		$ 1,000	$ 1,000
Payments required under the extended annual fee arrangement	$ 300
Maximum [Member]
Income Tax Disclosure [Line Items]
Deduction percentage to offset income tax liability				50.00%